Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SEK (kr)
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	kr 46,873			kr 32,930
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	26,888			19,811
Changes in fair value due to changes in credit risk 2023	539
Cumulative changes in fair value due to changes in credit risk 2023	kr 114
Notes and bond loans [Member] | Mar 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Interest-bearing liabilities	kr 5,523			5,392
Changes in fair value due to changes in credit risk 2023	(33)
Cumulative changes in fair value due to changes in credit risk 2023	kr 13
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 150
Coupon	2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities	kr 1,416			1,422
Changes in fair value due to changes in credit risk 2023	(3)
Cumulative changes in fair value due to changes in credit risk 2023	kr 27
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 200
Coupon	3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities	kr 1,736			1,682
Changes in fair value due to changes in credit risk 2023	69
Cumulative changes in fair value due to changes in credit risk 2023	kr 87
Notes and bond loans [Member] | May 26, 2029 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	1.00%	1.00%	1.00%
Currency	EUR
Maturity date	May 26, 2029
Interest-bearing liabilities	kr 4,701			4,196
Changes in fair value due to changes in credit risk 2023	160
Cumulative changes in fair value due to changes in credit risk 2023	kr (152)
Notes and bond loans [Member] | Feb 8, 2027 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 750
Coupon	1.125%	1.125%	1.125%
Currency	EUR
Maturity date	Feb 8, 2027
Interest-bearing liabilities	kr 7,714			7,119
Changes in fair value due to changes in credit risk 2023	205
Cumulative changes in fair value due to changes in credit risk 2023	kr (2)
Notes and bond loans [Member] | May 29, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	5.375%	5.375%	5.375%
Currency	EUR
Maturity date	May 29, 2028
Interest-bearing liabilities	kr 5,798			0
Changes in fair value due to changes in credit risk 2023	141
Cumulative changes in fair value due to changes in credit risk 2023	141
Bilateral Loans And Syndicated Loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	15,133			9,753
Changes in fair value due to changes in credit risk 2023	128
Cumulative changes in fair value due to changes in credit risk 2023	kr (46)
Bilateral Loans And Syndicated Loans [Member] | June 15, 2023 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 220
Currency	USD
Maturity date	Jun 15, 2023
Interest-bearing liabilities	kr 0			2,292
Changes in fair value due to changes in credit risk 2023	(6)
Cumulative changes in fair value due to changes in credit risk 2023	kr 0
Bilateral Loans And Syndicated Loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			281
Currency	USD
Maturity date	July 31, 2024
Interest-bearing liabilities	kr 2,829			2,925
Changes in fair value due to changes in credit risk 2023	7
Cumulative changes in fair value due to changes in credit risk 2023	kr 11
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities	kr 1,509			1,555
Changes in fair value due to changes in credit risk 2023	9
Cumulative changes in fair value due to changes in credit risk 2023	kr 8
Bilateral Loans And Syndicated Loans [Member] | Jun 21, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			305
Currency	USD
Maturity date	Jun 21, 2028
Interest-bearing liabilities	kr 2,976			2,981
Changes in fair value due to changes in credit risk 2023	107
Cumulative changes in fair value due to changes in credit risk 2023	kr (76)
Bilateral Loans And Syndicated Loans [Member] | Dec 16, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			107
Currency	USD
Maturity date	Dec 16, 2030
Interest-bearing liabilities	kr 1,097			0
Changes in fair value due to changes in credit risk 2023	29
Cumulative changes in fair value due to changes in credit risk 2023	kr 29
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			273
Currency	USD
Maturity date	Dec 18, 2030
Interest-bearing liabilities	kr 2,718			0
Changes in fair value due to changes in credit risk 2023	(18)
Cumulative changes in fair value due to changes in credit risk 2023	kr (18)
Bilateral Loans And Syndicated Loans [Member] | Aug 30, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			200
Currency	USD
Maturity date	Aug 30, 2024
Interest-bearing liabilities	kr 2,002			0
Changes in fair value due to changes in credit risk 2023	0
Cumulative changes in fair value due to changes in credit risk 2023	kr 0
Bilateral Loans And Syndicated Loans [Member] | Feb 29, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 200
Currency	USD
Maturity date	Feb 29, 2024
Interest-bearing liabilities	kr 2,002			0
Changes in fair value due to changes in credit risk 2023	0
Cumulative changes in fair value due to changes in credit risk 2023	0
Commercial papers [member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	2,014			0
Changes in fair value due to changes in credit risk 2023	0
Cumulative changes in fair value due to changes in credit risk 2023	0
Commercial papers [member] | Feb - Mar 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount	kr 2,030
Currency	SEK
Maturity date	Feb-Mar 2024
Interest-bearing liabilities	kr 2,014			kr 0
Changes in fair value due to changes in credit risk 2023	0
Cumulative changes in fair value due to changes in credit risk 2023	kr 0